Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2040 Portfolio℠
March 31, 2025
VF-2040-NPRT1-0525
1.903284.115
Bond Funds - 14.6%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	566,575	5,246,487
Fidelity International Bond Index Fund (a)	238,688	2,215,025
Fidelity Long-Term Treasury Bond Index Fund (a)	3,169,377	30,172,468
VIP High Income Portfolio - Initial Class (a)	924,000	4,379,760
VIP Investment Grade Bond II Portfolio - Initial Class (a)	1,128,435	10,686,278
TOTAL BOND FUNDS (Cost $55,522,102)		52,700,018

Domestic Equity Funds - 47.1%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	563,842	29,951,292
VIP Equity-Income Portfolio - Initial Class (a)	897,186	24,448,324
VIP Growth & Income Portfolio - Initial Class (a)	1,108,000	33,483,762
VIP Growth Portfolio - Initial Class (a)	563,838	49,550,071
VIP Mid Cap Portfolio - Initial Class (a)	228,551	7,647,314
VIP Value Portfolio - Initial Class (a)	959,169	17,015,659
VIP Value Strategies Portfolio - Initial Class (a)	600,629	8,426,820
TOTAL DOMESTIC EQUITY FUNDS (Cost $143,873,926)		170,523,242

International Equity Funds - 38.3%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	3,605,702	44,133,794
VIP Overseas Portfolio - Initial Class (a)	3,528,371	94,595,630
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $120,878,700)		138,729,424

Money Market Funds - 0.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (b) (Cost $1)	4.32	1	1

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $320,274,729)	361,952,685
NET OTHER ASSETS (LIABILITIES) - 0.0%	(29,826)
NET ASSETS - 100.0%	361,922,859

Legend

(a)	Affiliated Fund
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	324,801	324,800	94	-	-	1	1	0.0%
Total	-	324,801	324,800	94	-	-	1

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	5,011,433	413,481	391,982	-	5,254	208,301	5,246,487	566,575
Fidelity International Bond Index Fund	7,963,874	737,584	6,521,392	-	4,292	30,667	2,215,025	238,688
Fidelity Long-Term Treasury Bond Index Fund	27,790,060	3,589,684	2,348,367	275,951	(135,615)	1,276,706	30,172,468	3,169,377
VIP Contrafund Portfolio Initial Class	29,328,261	4,406,725	1,212,953	921,114	(39,178)	(2,531,563)	29,951,292	563,842
VIP Emerging Markets Portfolio Initial Class	45,313,121	2,560,680	6,640,084	-	101,745	2,798,332	44,133,794	3,605,702
VIP Equity-Income Portfolio Initial Class	23,930,024	1,470,972	1,557,491	182,013	(19,183)	624,002	24,448,324	897,186
VIP Growth & Income Portfolio Initial Class	32,821,997	2,539,276	1,513,990	327,558	(15,586)	(347,935)	33,483,762	1,108,000
VIP Growth Portfolio Initial Class	48,605,669	7,465,837	1,707,299	576,926	(67,842)	(4,746,294)	49,550,071	563,838
VIP High Income Portfolio Initial Class	4,249,628	374,670	261,704	8,319	237	16,929	4,379,760	924,000
VIP Investment Grade Bond II Portfolio - Initial Class	2,871,539	7,863,776	248,413	1,975	728	198,648	10,686,278	1,128,435
VIP Mid Cap Portfolio Initial Class	7,534,013	1,339,194	361,768	342,103	(14,494)	(849,631)	7,647,314	228,551
VIP Overseas Portfolio Initial Class	89,364,488	7,351,360	6,753,054	1,025,483	(157,996)	4,790,832	94,595,630	3,528,371
VIP Value Portfolio Initial Class	16,815,680	2,042,730	694,281	647,226	(21,790)	(1,126,680)	17,015,659	959,169
VIP Value Strategies Portfolio Initial Class	8,352,561	1,158,537	253,842	153,600	(10,129)	(820,307)	8,426,820	600,629
	349,952,348	43,314,506	30,466,620	4,462,268	(369,557)	(477,993)	361,952,684

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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